Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	December 31,	December 31,
	2023	2024

	(in thousands)
Finished goods	$47,468	40,445
Work in process	96,955	77,244
Raw materials	72,692	40,767
Supplies	193	290
	$217,308	158,746